Income Taxes (Tables)	3 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Tax Rate
The income tax expense and effective income tax rate for the three months ended March 31, 2022 and 2021 were as follows:

	Three Months Ended March 31,
	2022	2021
	(in thousands, except percentages)
Income tax expense	$42,406	$—
Effective income tax rate	(10.0)%	—%